RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
8.	RELATED PARTY TRANSACTIONS

The Company shares common administrative services and office space with companies related by virtue of a common director and from time to time will incur third party costs on behalf of the related parties on a full cost recovery basis. The charges for these costs totaled $24 for the year ended December 31, 2017 (December 31, 2016 - $43). The Company has a $2 net receivable related to these costs as of December 31, 2017 (December 31, 2016 – $4).

On May 27, 2016, the Company acquired Oro Silver Resources from Canarc Resource Corp. (“Canarc”), which is a company related by virtue of a common director. Note 9(e).

The Company was charged $60 for legal services for the year ended December 31, 2017 by a legal firm in which the Company’s corporate secretary is a partner (December 31, 2016 - $264). The Company has $Nil payable to the legal firm as at December 31, 2017 (December 31, 2016 - $Nil).

Key management personnel

The key management of the Company comprises executive and non-executive directors, members of executive management and the Company’s corporate secretary. Compensation of key management personnel was as follows:

	Dec 31, 2017	Dec 31, 2016

Salaries and short-term employee benefits	$2,793	$1,987
Non-executive directors' fees	204	149
Non-executive directors' deferred share units	(484)	1,214
Share-based payments	2,588	3,088
	$5,101	$6,438

The non-executive directors’ deferred share units are cash settled. The recognized expense (recovery) includes the change in fair value during the reporting period and the fair value of new issuances of deferred share units during the period. During the year ended December 31, 2017, the Company granted 37,832 (December 31, 2016 – 96,942) cash settled deferred share units with a market value of $115 (December 31, 2016 - $311) at the date of grant. At December 31, 2017, there were 548,392 cash settled deferred share units outstanding with a market value of $1,320 (December 31, 2016 – 510,560 outstanding with a market value of $1,804).

The amount disclosed for share-based payments is the expense for the year calculated in accordance with IFRS 2, Share-based payments for share options and performance share units (Notes 13(c) and (f)). The fair value of these share-based payments are recognized as an expense over the vesting period of the award. Therefore, the compensation expense in the current year comprises a portion of current year awards and those of preceding years that vested within the current year.